Income Taxes - Schedule of Current and Deferred Portions of Income Tax Benefits (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal			$ 19	$ 246
State			104	262
Total current			123	508
Deferred:
Federal			22	37
State			0	0
Total deferred			22	37
Provision for income taxes	$ (1)	$ (20,805)	$ 145	$ 545